Stockholders' Equity (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 21, 2017	Mar. 22, 2017	Jan. 05, 2017	Nov. 30, 2016	Jan. 02, 2016	Jul. 07, 2014	Feb. 15, 2013	Jan. 31, 2017	Jan. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Aug. 24, 2016	Dec. 31, 2015
Common stock, shares authorized, shares										50,000,000		50,000,000		50,000,000		50,000,000
Common stock, par or stated value per share										$ 0.001		$ 0.001		$ 0.001		$ 0.001
Common stock voting rights												The holders of the Company’s common stock are entitled to one (1) vote per Share.
Class of warrant or right, number of securities called by warrants or rights														5,586,094
Amortization of debt discount										$ 1,064		$ 1,064
Common stock, shares issued										17,376,012		17,376,012		16,815,850		14,908,439
Common stock, shares outstanding										17,376,012		17,376,012		16,815,850		14,908,439
Bridge Note [Member]
Class of warrant or right, exercise price of warrants or rights	$ 0.30
Debt instrument maturity date	Sep. 21, 2018
Warrant term	5 years
Debt discount	$ 38,837
Fair value of warrant issued, per share	$ 0.26
Conversion of Convertible Debt [Member]
Common stock, capital shares reserved for future issuance										2,563,926		2,563,926		1,061,538
Placement Agent [Member]
Class of warrant or right, number of securities called by warrants or rights															22,589
Class of warrant or right, exercise price of warrants or rights															$ 0.715
Accredited Investors [Member]
Debt face amount									$ 1,250,000
Percentage of placement agent commission on gross proceeds									8.00%
Debt instrument maturity date						Dec. 31, 2015
Bridge Notes [Member]
Number of warrants issued														32,192
Warrant [Member]
Common stock, capital shares reserved for future issuance										5,066,625		5,066,625
Warrant [Member] | Placement Agent [Member]
Warrants to purchase of common stock, stock offering														153,846
Fair value assumptions, exercise price														$ 0.77
Payment made to placement agent														$ 100,000
Class of warrant or right, exercise price of warrants or rights														$ 0.75
Number of warrants issued														84,923
Underwriting expenses								$ 52,951						$ 65,243
Number of remaining warrants issued during the period								68,923
Warrant [Member] | Bridge Notes [Member]
Fair value of warrants issued				$ 32,192
Fair value assumptions, exercise price				$ 0.57										$ 0.57
2015 Plan [Member]
Common stock, capital shares reserved for future issuance										2,366,506		2,366,506		1,930,557
Director [Member]
Shares issued for restricted common stock					69,433
Director [Member] | 2015 Plan [Member]
Shares issued for restricted common stock		2,941	61,110		69,433
Stock compensation										$ 0	$ 0	$ 57,500	$ 62,500
Matthew Chretien [Member]
Common stock, par or stated value per share			$ 0.007											$ 0.007
Stock returned during period shares							500,000
Warrants to purchase of common stock, stock offering			496,111				500,000							496,111
Matthew Chretien [Member] | One Four-Year Warrant [Member]
Common stock, par or stated value per share							$ 0.007
Stock returned during period shares							500,000
Warrants to purchase of common stock, stock offering							500,000
Robert And Michael Taglich [Member]
Common stock, par or stated value per share				$ 0.68
Warrants to purchase of common stock, stock offering				56,250
Class of warrant or right, number of securities called by warrants or rights	150,000			56,250
Debt beneficial interest rate	5.00%			5.00%